Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Short Term Financing	Short-term financing consisted of the following:

	December 31,
(in millions)	2017	2016
Amounts drawn under credit facilities	$9.1	$12.1
Bank overdrafts	4.3	13.2
Total	$13.4	$25.3

Schedule of Long Term Debt
Long-term debt consisted of the following:

	December 31,
(in millions)	2017	2016
Senior Term Loan Facilities:
Term B Loan due 2024, variable interest rate of 4.07% and 4.25% at December 31, 2017 and December 31, 2016, respectively	$2,277.8	$2,024.4
Euro Tranche Term Loan due 2022, variable interest rate of 4.25% at December 31, 2016 (Loan paid off on Nov 28, 2017)	—	259.9
Asset Backed Loan (ABL) Facilities:
North American ABL Facility due 2020, variable interest rate of 5.00% and 4.25% at December 31, 2017 and December 31, 2016, respectively	155.0	152.0
North American ABL Term Loan due 2018, variable interest rate of 4.44% and 3.75% at December 31, 2017 and December 31, 2016, respectively	16.7	83.3
Senior Unsecured Notes:
Senior Unsecured Notes due 2023, fixed interest rate of 6.75% at December 31, 2017 and December 31, 2016	399.5	399.5
Capital lease obligations	60.9	63.4
Total long-term debt before discount	$2,909.9	$2,982.5
Less: unamortized debt issuance costs and discount on debt	(27.9)	(28.5)
Total long-term debt	$2,882.0	$2,954.0
Less: current maturities	(62.0)	(109.0)
Total long-term debt, excluding current maturities	$2,820.0	$2,845.0

Future Contractual Maturities of Long-term Debt Including Capital Lease Obligations
As of December 31, 2017, future contractual maturities of long-term debt including capital lease obligations are as follows:

(in millions)
2018	$62.0
2019	33.4
2020	188.0
2021	31.5
2022	29.5
Thereafter	2,565.5
Total (1)	$2,909.9

(1)	See “Note 23: Subsequent events” in Item 8 of this Current Report on Form 8-K for additional information.

Summary of Assets Pledged Under North American ABL Facility, North American ABL Term Loan, Senior Term Loan Facilities and Euro ABL
Assets pledged under the North American ABL Facility, North American ABL Term Loan, Senior Term Loan Facilities and the Euro ABL are as follows:

	December 31,
(in millions)	2017	2016
Cash	$313.6	$237.4
Trade accounts receivable, net	881.0	790.6
Inventories	702.0	655.5
Prepaid expenses and other current assets	93.3	128.2
Property, plant and equipment, net	780.0	856.4
Total	$2,769.9	$2,668.1